Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive “Compensation Actually Paid” (“CAP”), as calculated under applicable SEC rules, for our principal executive officer (“PEO”) and our other named executive officers (“non-PEO NEOs”) and certain financial performance measures for Fiscal Year 2022. Because we became a reporting company under the Exchange Act in March 2021, we are required to present this information only for Fiscal Year 2022, with future annual meeting proxy statements expanding the period by an additional year until the period addressed by the disclosure is five years.
In determining the CAP to our PEO and the CAP to our non-PEO NEOs, we are required to make various adjustments to the total compensation amounts that have been reported in the Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in the SCT. Information regarding the methodology for calculating CAP to our PEO and the CAP to our non-PEO NEOs, including details regarding the amounts that were deducted from, and added to, the SCT totals to arrive at the values presented for CAP, are provided in the footnotes to the table. Note that for non-PEO NEOs, compensation is reported as an average. As identified in the footnotes to the table, the determination of CAP includes adjustments to reflect, among other things, period-to-period changes in the value of unvested equity awards and the PSUs. Accordingly, such amounts do not reflect the value of compensation actually delivered to, or received by the PEO or the Non-PEO NEOs, in the period reported in the table, as the amount of actual compensation received by any executive officers depends on whether the executive officer satisfies the conditions for vesting of any such award, the extent to which performance conditions for performance-based awards are satisfied, and the value of our common stock on the date such awards vest (or, with respect to options, on the date that vested options are exercised).
The Compensation Discussion & Analysis (“CD&A”) describes the compensation setting process for our named executive officers, which is done independently from the disclosure requirements shown in this section. Accordingly, the compensation committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Pay Versus Performance
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(3) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Initial Fixed $100 Investment Based on:
					Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income	Adjusted EBITDA(5)
							($ in millions)
2022	5,620,709	(21,227,401)	1,347,933	(2,723,087)	55.29	89.85	179.3	367.6

(1)	Kevin Holleran served as President and Chief Executive Officer throughout Fiscal Year 2022 and is identified as the PEO in the table.
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate CAP consist of:
	2022
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	5,620,709	1,347,933
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,500,006)	(577,866)
Year-end fair value of unvested awards granted in the current year	1,019,537	179,649
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(17,488,238)	(2,615,401)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(6,789,404)	(864,161)
Forfeitures during current year equal to prior year-end fair value	—	(193,242)
Total Adjustments for Equity Awards	(26,848,111)	(4,071,020)
Compensation Actually Paid (as calculated)	(21,227,401)	(2,723,087)
(3)	Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives in Fiscal Year 2022: Messrs. Holleran, Jones, Roetken, Collins and Mses. Canning and Billow.
(4)
Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Company’s compensation peer group, which is identified on page 34.

(5)	Please see pages 36 and 37 for a description of the calculation of Adjusted EBITDA

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(3)	Non-PEO NEOs reflect the average SCT total compensation and average CAP for the following executives in Fiscal Year 2022: Messrs. Holleran, Jones, Roetken, Collins and Mses. Canning and Billow.

Peer Group Issuers, Footnote [Text Block]
(4)
Total Shareholder Return (“TSR”) is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the Company’s compensation peer group, which is identified on page 34.

PEO Total Compensation Amount	$ 5,620,709
PEO Actually Paid Compensation Amount	$ (21,227,401)
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate CAP consist of:
	2022
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	5,620,709	1,347,933
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,500,006)	(577,866)
Year-end fair value of unvested awards granted in the current year	1,019,537	179,649
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(17,488,238)	(2,615,401)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(6,789,404)	(864,161)
Forfeitures during current year equal to prior year-end fair value	—	(193,242)
Total Adjustments for Equity Awards	(26,848,111)	(4,071,020)
Compensation Actually Paid (as calculated)	(21,227,401)	(2,723,087)

Non-PEO NEO Average Total Compensation Amount	$ 1,347,933
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,723,087)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table to calculate CAP consist of:
	2022
	PEO ($)	Average Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	5,620,709	1,347,933
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	(3,500,006)	(577,866)
Year-end fair value of unvested awards granted in the current year	1,019,537	179,649
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(17,488,238)	(2,615,401)
Fair values at vest date for awards granted and vested in current year	—	—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	(6,789,404)	(864,161)
Forfeitures during current year equal to prior year-end fair value	—	(193,242)
Total Adjustments for Equity Awards	(26,848,111)	(4,071,020)
Compensation Actually Paid (as calculated)	(21,227,401)	(2,723,087)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Narrative description of the relationship of executive compensation to certain performance measures
As noted above, because we became a reporting company under the Exchange Act in March 2021, we are only required to report our relationship between executive compensation and our financial performance for Fiscal Year 2022. As we have only one year of information to report, we do not yet have enough data to report upon the relationship between our executive compensation and total shareholder return (including peer group total shareholder return), net income or adjusted EBITDA. In future years, beginning with proxy statement filed in connection with next year’s annual meeting, we will include a narrative or graphic description of these relationships.

Compensation Actually Paid vs. Net Income [Text Block]
Narrative description of the relationship of executive compensation to certain performance measures
As noted above, because we became a reporting company under the Exchange Act in March 2021, we are only required to report our relationship between executive compensation and our financial performance for Fiscal Year 2022. As we have only one year of information to report, we do not yet have enough data to report upon the relationship between our executive compensation and total shareholder return (including peer group total shareholder return), net income or adjusted EBITDA. In future years, beginning with proxy statement filed in connection with next year’s annual meeting, we will include a narrative or graphic description of these relationships.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Narrative description of the relationship of executive compensation to certain performance measures
As noted above, because we became a reporting company under the Exchange Act in March 2021, we are only required to report our relationship between executive compensation and our financial performance for Fiscal Year 2022. As we have only one year of information to report, we do not yet have enough data to report upon the relationship between our executive compensation and total shareholder return (including peer group total shareholder return), net income or adjusted EBITDA. In future years, beginning with proxy statement filed in connection with next year’s annual meeting, we will include a narrative or graphic description of these relationships.

Total Shareholder Return Vs Peer Group [Text Block]
Narrative description of the relationship of executive compensation to certain performance measures
As noted above, because we became a reporting company under the Exchange Act in March 2021, we are only required to report our relationship between executive compensation and our financial performance for Fiscal Year 2022. As we have only one year of information to report, we do not yet have enough data to report upon the relationship between our executive compensation and total shareholder return (including peer group total shareholder return), net income or adjusted EBITDA. In future years, beginning with proxy statement filed in connection with next year’s annual meeting, we will include a narrative or graphic description of these relationships.

Tabular List [Table Text Block]
We have listed below the three performance measures that represent the most important metrics we used to link Compensation Actually Paid to our NEOs for 2022:
1.	adjusted EBITDA;
2.	adjusted Free Cash Flow; and
3.	TSR.
The first two financial performance measures are discussed in detail in “Executive Compensation—Compensation Discussion and Analysis—Bonus Compensation” in this proxy statement, including the use of these measures in annual and long-term performance-based compensation awards and TSR is described above within this section.

Total Shareholder Return Amount	$ 55.29
Peer Group Total Shareholder Return Amount	89.85
Net Income (Loss)	$ 179,300,000
Company Selected Measure Amount	367,600,000
PEO Name	Kevin Holleran
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted Free Cash Flow
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (26,848,111)
PEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,500,006)
PEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,019,537
PEO [Member] | Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,488,238)
PEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
PEO [Member] | Difference in Fair Values Between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,789,404)
PEO [Member] | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Total Adjustments for Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,071,020)
Non-PEO NEO [Member] | Adjustment for Grant Date Values in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(577,866)
Non-PEO NEO [Member] | Year-end Fair Value of Unvested Awards Granted in the Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	179,649
Non-PEO NEO [Member] | Year-over-year Difference of Year-end Fair Values for Unvested Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,615,401)
Non-PEO NEO [Member] | Fair Values at Vest Date for Awards Granted and Vested in Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Difference in Fair Values Between Prior Year-end Fair Values and Vest Date Fair Values for Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(864,161)
Non-PEO NEO [Member] | Forfeitures During Current Year Equal to Prior Year-end Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (193,242)